21. Minimum Regulatory Capital Requirements (Details) - Highlands Union Bank [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Actual Capital [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)		$ 49,588
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)		12.55%
Common Equity Tier 1 Capital to Risk Weighted Assets		$ 44,573
Common Equity Tier 1 Capital to Risk Weighted Assets (in hundredths)		11.28%
Tier 1 Capital (to Risk-Weighted Assets)		$ 44,573
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)		11.28%
Tier 1 Capital (to Adjusted Total Assets)		$ 44,573
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)		7.33%
To be Well Capitalized under the Prompt Corrective Action Provisions [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 38,792	$ 39,506
Common Equity Tier 1 Capital to Risk Weighted Assets	25,215	25,679
Tier 1 Capital (to Risk-Weighted Assets)	31,034	31,605
Tier 1 Capital (to Adjusted Total Assets)	$ 30,111	30,422
Minimum [Member]
Actual Capital [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets)		$ 50,523
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)		13.02%
Common Equity Tier 1 Capital to Risk Weighted Assets		$ 45,694
Common Equity Tier 1 Capital to Risk Weighted Assets (in hundredths)		11.78%
Tier 1 Capital (to Risk-Weighted Assets)		$ 45,694
Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)		11.78%
Tier 1 Capital (to Adjusted Total Assets)		$ 45,694
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)		7.59%
To be Well Capitalized under the Prompt Corrective Action Provisions [Abstract]
Total Risk-Based Capital (to Risk-Weighted Assets) (in hundredths)	10.00%	10.00%
Common Equity Tier 1 Capital to Risk Weighted Assets (in hundredths)	6.50%	6.50%
Tier 1 Capital (to Risk-Weighted Assets)Tier 1 Capital (to Risk-Weighted Assets) (in hundredths)	8.00%	8.00%
Tier 1 Capital (to Adjusted Total Assets) (in hundredths)	5.00%	5.00%